Operating expenses - Summary of Analysis of Restructuring Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of restructuring costs [line items]
Property and facilities	£ 124	£ 85	£ 96
Technology and communications	215	216	196
Professional and outsourced services	477	498	480
Total restructuring - operating expenses	214		157
Total	214		159
Restructuring Costs [member]
Disclosure of restructuring costs [line items]
Product costs	19	0	16
Employee costs	32	0	90
Impairment of non-current assets	145		14
Property and facilities	11	0	12
Technology and communications	3	0	2
Professional and outsourced services	4	0	17
General and administrative costs			6
Total restructuring - operating expenses	214	0	157
Share of associate restructuring	0	0	2
Total	£ 214	£ 0	£ 159